Goodwill and Other Intangible Assets - Narrative (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
		Jul. 24, 2015	May 01, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross					$ 333,500	$ 18,500
Finite-Lived Intangible Assets, Accumulated Amortization					17,400	1,900
Indefinite-lived intangible assets acquired during the period				$ 8,000	673,000
Goodwill				1,229,072	1,213,630	415,936	$ 396,245	$ 392,882
Goodwill, acquired during period				13,946	807,381	25,159
Gross goodwill					2,600,000	1,800,000
Accumulated impairment loss on goodwill					1,400,000
Intangible assets with an indefinite life				$ 692,560	682,859	15,366	$ 15,366	$ 15,366
Insurance Segment
Goodwill [Line Items]
Goodwill					479,500
Reinsurance Segment
Goodwill [Line Items]
Goodwill					$ 734,200	$ 415,936
Catlin Group Limited
Goodwill [Line Items]
Indefinite-lived intangible assets acquired during the period			$ 673,000
Goodwill, acquired during period	[1]		793,990
Catlin Group Limited | Insurance Segment
Goodwill [Line Items]
Goodwill, acquired during period	[1]		466,100
Catlin Group Limited | Reinsurance Segment
Goodwill [Line Items]
Goodwill, acquired during period	[1]		$ 327,900
New Energy Risk Inc.
Goodwill [Line Items]
Goodwill, acquired during period		$ 13,400

[1]	Includes an increase of $15.9 million to goodwill from the amount initially recorded at June 30, 2015, as a result of several tax-related adjustments, including a decrease in other assets of $7.5 million, a decrease in deferred tax liability of $11.3 million, and an increase in other liabilities of $19.8 million.